CONVERTIBLE NOTES PAYABLE (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2013
Debt Instrument [Line Items]
Convertible Notes Payable, Current					$ 232,000	$ 0
Proceeds from Convertible Debt			5,237,000	0
Convertible Notes Payable, Noncurrent	6,982,667		6,982,667			0
Deferred Compensation Arrangement Compensation Cost Not Yet Recognized Period For Recognition				12 months
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	33,300,000		33,300,000		460,000
Debt Instrument, Interest Rate, Stated Percentage	10.50%		10.50%		12.00%
Debt Instrument, Convertible, Terms of Conversion Feature					Under the terms of the notes, the holder of the note has the option to convert the note to common shares at a discount of 15% from the average market price of the lowest three trading prices for the common stock during the ten trading days prior to the conversion date.
Warrants Issued During Period Number Of Warrants					842,500
Warrants Issued During Period Exercise Price Of Warrants					$ 0.50
Debt Instrument, Unamortized Discount					178,867
Interest Payable, Current	61,098		61,098		9,764	0
Debt Instrument Discount Percentage	25.00%		25.00%
Debt Instrument, Convertible, Conversion Price	$ 1.00		$ 1.00
Amortization of Debt Discount (Premium)			18,758
Convertible Notes Payable, Noncurrent	6,982,667		6,982,667			0
Deferred Compensation Arrangement with Individual, Compensation Expense	0	0	0	0
Deferred Compensation Liability, Current and Noncurrent	$ 1,500,000		$ 1,500,000